N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Prudential Discovery Premier Group Variable Contract Account
Entity Central Index Key	0001104304
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Discovery Premier Group Retirement Annuity
Prospectus:
Portfolio Companies [Table Text Block]
INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/22)
			1 year	5 years	10 years
Seeks long-term growth of capital.	PSF PGIM Jennison Focused Blend Portfolio - Class I* Adviser: PGIM Investments, LLC Subadviser: Jennison Associates LLC	0.76%	-25.76%	6.74%	10.50%

Portfolio Company Objective [Text Block]	INVESTMENTOBJECTIVE
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
Discovery Premier Group Retirement Annuity | PSFPGIM5050BalancedPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(25.76%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.50%
Discovery Premier Group Retirement Annuity | PSFPGIMJennisonFocusedBlendPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio - Class I*
Portfolio Company Adviser [Text Block]	PGIM Investments, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC